Financial and capital risks management (Tables)	12 Months Ended
Dec. 31, 2017
Financial and capital risks management [abstract]
Assets and liabilities measured at fair value
The following table presents the assets and liabilities that are measured at fair value at 31 December 2017.

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Trading derivatives (Note 14)	-	2,726	-	2,726
-Contingent consideration (Note 40)	-	-	859,547	859,547

Derivatives used for hedging (Note 14)	-	330,966	-	330,966

Available-for-sale financial assets - Equity securities (Note 10)	9,223	-	-	9,223

Total assets	9,223	333,692	859,547	1,202,462

Liabilities
Financial liabilities at fair value through profit or loss
- Trading derivatives (Note 14)	-	125	-	125
Derivatives used for hedging (Note 14)	-	210,539	-	210,539

Total liabilities	-	210,664	-	210,664

The following table presents the assets and liabilities that are measured at fair value at 31 December 2016.

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss - Trading derivatives (Note 14)	-	5,881	-	5,881

Derivatives used for hedging (Note 14)	-	372,442	-	372,442

Available-for-sale financial assets - Equity securities (Note 10)	1,820,713	-	-	1,820,713

Total assets	1,820,713	378,323	-	2,199,036

Liabilities
Financial liabilities at fair value through profit or loss
- Trading derivatives (Note 14)	-	619	-	619

Derivatives used for hedging (Note 14)	-	334,119	-	334,119

Total liabilities	-	334,738	-	334,738

Movements during the period in the balance of the Level 3 fair value measurements
2017
Contingent consideration
Beginning of the year	-
Movement:
Gains on fair value changes	859,547
End of the year	859,547
Total gains for the period included in profit or loss for assets held at the end of the reporting period	859,547